Summary of Significant Accounting Policies - Leasing Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Interest expense, equipment lease, increase (decrease)	$ 59,500
Leasing equipment	7,275,964		$ 8,639,136
Property available for operating lease, net	460,800		348,900
Dry containers
Property, Plant and Equipment [Line Items]
Leasing equipment	$ 6,082,774		$ 7,007,107
Property, plant and equipment, useful life	15 years	15 years	13 years
Refrigerated containers
Property, Plant and Equipment [Line Items]
Leasing equipment	$ 633,324		$ 1,011,372
Property, plant and equipment, useful life	13 years	13 years	12 years
Special containers
Property, Plant and Equipment [Line Items]
Leasing equipment	$ 262,214		$ 298,603
Property, plant and equipment, useful life	16 years		16 years
Tank containers
Property, Plant and Equipment [Line Items]
Leasing equipment	$ 113,255		$ 118,572
Property, plant and equipment, useful life	20 years		20 years
Chassis
Property, Plant and Equipment [Line Items]
Leasing equipment	$ 184,397		$ 203,482
Property, plant and equipment, useful life	20 years		20 years